Form N-PX

                      Annual Report of Proxy Voting Record

                   of Mezzacappa Multi-Strategy Plus Fund, LLC

                  Investment Company Act File Number: 811-21468

                                   Registrant
                    Mezzacappa Multi-Strategy Plus Fund, LLC
                                630 Fifth Avenue
                                   Suite 2600
                               New York, NY 10111
                                 (212) 332-1831

                                Agent for Service
                              Christopher S. Nagle
                                630 Fifth Avenue
                                   Suite 2600
                               New York, NY 10111


                        Date of Fiscal Year End: March 31
             Date of Reporting Period: July 1, 2003 to June 30, 2004


The Mezzacappa Multi-Strategy Plus Fund, LLC did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                           Mezzacappa Management, LLC

                          By: /s/ Christopher S. Nagle

                             Chief Financial Officer

                              Date: December 1, 2004